Goodwill - Schedule of Carrying Amount of Goodwill in Total and by Reportable Segment (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Goodwill [Line Items]
Beginning balance	$ 8.6
Additions	13.1
Ending balance	21.7
Industrial Equipment
Goodwill [Line Items]
Beginning balance	4.8
Additions	8.1
Ending balance	12.9
Construction Equipment
Goodwill [Line Items]
Beginning balance	3.8
Additions	5.0
Ending balance	$ 8.8